EMPLOYEE RETENTION CREDIT (ERC) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE RETENTION CREDIT (ERC)
Litigation settlement	$ 645,000
Litigation settlement, services fee	$ 580,000
ERC credits		$ 0